Consolidated Balance Sheets (Parenthetical) - € / shares	Mar. 31, 2020	Mar. 31, 2019
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	€ 0.59	€ 0.59
Common stock, shares authorized (in shares)	2,000,000,000	2,000,000,000
Common stock, shares issued (in shares)	443,144,740	442,269,905
Common stock, shares outstanding (in shares)	443,144,740	442,269,905